AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 2000

                                                             File No. 333-31496



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933 /X/

                          PRE-EFFECTIVE AMENDMENT NO. 2


                              VANGUARD FENWAY FUNDS

               (Exact Name of Registrant as Specified in Charter)

                                  P.O. Box 2600
                        Valley Forge, Pennsylvania 19482
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (610) 669-1000

                     (Name and Address of Agent for Service)

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                        VALLEY FORGE, PENNSYLVANIA 19482


No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective on April 3, 2000 pursuant to Rule 488.





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     The Cross-Reference sheet, the Prospectus/Proxy Statement and the Statement of Additional Information along with its required attachments are herein incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-31496) as filed with the Securities and Exchange Commission via EDGAR (Accession No.
0000950115-00-000316) on March 14, 2000.




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                              VANGUARD FENWAY FUNDS

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                    FORM N-14

                                     PART C

OTHER INFORMATION

Item 15. Indemnification.
         ----------------

The Registrant's organizational documents contain provisions indemnifying Trustees and Officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and Officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or Officer. However, this provision does not cover any liability to which a Trustee or Officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and Officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or Officer's office with the Registrant.

Item 16.  Exhibits.
          ---------

          (1) Declaration of Trust of the Vanguard Fenway Funds is herein incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on May 28, 1998.

          (2) By-laws of the Vanguard Fenway Funds are herein incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A filed on May 28, 1998.

          (3)      Not applicable

          (4) Form of Agreement and Plan of Reorganization and Liquidation is herein incorporated by reference to
                   Exhibit 4 of Registrant's Registration Statement on Form N-14 filed March 2, 2000.

          (5)      Not applicable.




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          (6)      Form of Investment Advisory Agreement between
                   Vanguard Fenway Funds and Turner Investment Partners, Inc., dated June 1, 2000 is herein incorporated by reference to Exhibit 4 of the Registrant's
                   Registration Statement on Form N-14 filed on March 2,
                   2000.

          (7)      Not applicable.

          (8) Amended and Restated Fund's Service Agreement is herein incorporated by reference to Registrant's Registration Statement on Form N-1A.

          (9) Custodian Agreement is herein incorporated by reference to Registrant's Registration Statement on Form N-1A.

          (10)     Not applicable.

          (11) Opinion and Consent of Shearman and Sterling that shares will be validly issued, fully paid and non-assessable is herein incorporated by reference to Exhibit (11) of the Registrant's Pre-Effective
                   Amendment No. 1 on Form N-14 filed on March 10, 2000.

          (12) Form of Opinion and Consent of Stradley, Ronan, Stevens & Young LLP of as to tax matters and consequences is herein incorporated by reference to
                   Exhibit 4 of Registrant's Registration Statement on Form N-14 filed March 2, 2000.

          (13)     Not applicable.

          (14) Consent of Ernst & Young LLP is herein incorporated by reference to Exhibit (14) of the Registrant's Pre-Effective Amendment No. 1 on Form N-14 filed on March 10, 2000.

          (15)     Not applicable.

          (16) Power of Attorney for Heidi Stam is herein incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement of Vanguard Convertible Securities Fund (File No. 33-4424) filed on Form N-1A on January
                   25, 1999.

          (17)(a) Prospectus for TIP Fund's Turner Growth Equity Fund dated January 31, 2000 is herein incorporated by reference to Exhibit 4 of Registrant's Registration Statement on Form N-14 filed March 2, 2000.

          (17)(b) Statement of Additional Information for TIP Funds Turner Growth Equity Fund dated January 31, 2000 is herein incorporated by reference to Exhibit 4 of Registrant's Registration Statement on Form N-14 filed March 2, 2000.

          (17)(c) Annual Report to Shareholders including the Audited Financial Statements dated September 30, 1999 for the TIP Funds are herein incorporated by reference to
                   Exhibit 4 of Registrant's Registration Statement on Form N-14 filed March 2, 2000.

          (17)(d) Prospectus for Vanguard Fenway Fund's Vanguard Growth Equity Fund is incorporated by reference to Exhibit 4 of Registrant's Registration Statement on Form N-14 filed March 2, 2000.

           (17)(e) Statement of Additional Information for Vanguard Fenway Funds Vanguard Growth Equity Fund is herein incorporated by reference to Exhibit 4 of Registrant's Registration Statement on Form N-14 filed March 2, 2000.

Item 17. Undertakings.
         ------------

                  (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

                  (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

                  (3) The Registrant undertakes to file, by post-effective amendment, the opinion of counsel received as to certain tax matters, within a reasonable time after receipt of such opinion.


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                                   SIGNATURES

         As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the Registrant in Philadelphia on the 31st of March, 2000.

         Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.

VANGUARD FENWAY FUNDS
Registrant

By: /s/ Heidi Stam                                   President, Chairman, Chief               March 31, 2000
    -------------------------------                  Executive Officer, and
    (Heidi Stam)                                     Trustee
    John J. Brennan*

By: /s/ Heidi Stam                                   Trustee                                  March 31, 2000
    -------------------------------
    (Heidi Stam)
    JoAnn Heffernan Heisen*

By: /s/ Heidi Stam                                   Trustee                                  March 31, 2000
    -------------------------------
    (Heidi Stam)
    Bruce L. MacLaury*

By: /s/ Heidi Stam                                   Trustee                                  March 31, 2000
    -------------------------------
    (Heidi Stam)
    Alfred M. Rankin, Jr.*

By: /s/ Heidi Stam                                   Trustee                                  March 31, 2000
    -------------------------------
    (Heidi Stam)
    John C. Sawhill*

By: /s/ Heidi Stam                                   Trustee                                  March 31, 2000
    -------------------------------
    (Heidi Stam)
    James O. Welch, Jr.*

By: /s/ Heidi Stam                                   Trustee                                  March 31, 2000
    -------------------------------
    (Heidi Stam)
    J. Lawrence Wilson*

By: /s/ Heidi Stam                                   Treasurer and Principal                  March 31, 2000
    -------------------------------                  Financial Officer and
    (Heidi Stam)                                     Accounting Officer
    Thomas J. Higgins*

* By Power of Attorney. See File Number 33-4424, filed on January 25, 1999. Incorporated by Reference.